UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09447

Jacob Funds Inc.
(Exact name of registrant as specified in charter)

C/O Jacob Asset Management of New York LLC

727 2nd Street #106

Hermosa Beach, CA 90254
(Address of principal executive offices) (Zip code)

Ryan Jacob

C/O Jacob Asset Management of New York LLC

727 2nd Street #106

Hermosa Beach, CA 90254
(Name and address of agent for service)

(424) 237-2164

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2026

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

(a)

Jacob Internet Fund
Investor Class | JAMFX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Jacob Internet Fund for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$98	2.35%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$40,089,306
Number of Holdings	36
Net Advisory Fee	$344,364
Portfolio Turnover	30%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(%)
Porch Group, Inc.	6.2%
MongoDB, Inc.	5.8%
DraftKings, Inc.	5.3%
Coinbase Global, Inc.	5.2%
OptimizeRx Corp.	4.5%
Braze, Inc.	4.3%
Zillow Group, Inc.	4.3%
Powerfleet, Inc.	4.1%
Block, Inc.	4.0%
Snowflake, Inc.	3.9%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jacobam.com/resources/reports/index.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jacob Asset Management documents not be householded, please contact Jacob Asset Management at 1-424-237-2164, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jacob Asset Management or your financial intermediary.
Jacob Internet Fund	PAGE 1	TSR-SAR-469785604

Jacob Small Cap Growth Fund
Investor Class | JSCGX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Jacob Small Cap Growth Fund for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$108	2.30%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$8,912,208
Number of Holdings	34
Net Advisory Fee	$0
Portfolio Turnover	47%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(%)
Harrow, Inc.	6.6%
Celcuity, Inc.	6.0%
Porch Group, Inc.	5.7%
Alphatec Holdings, Inc.	5.3%
MongoDB, Inc.	5.2%
Omeros Corp.	5.1%
DraftKings, Inc.	4.9%
OptimizeRx Corp.	4.1%
Heron Therapeutics, Inc.	4.0%
Beam Therapeutics, Inc.	3.9%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jacobam.com/resources/reports/index.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jacob Asset Management documents not be householded, please contact Jacob Asset Management at 1-424-237-2164, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jacob Asset Management or your financial intermediary.
Jacob Small Cap Growth Fund	PAGE 1	TSR-SAR-469785109

Jacob Small Cap Growth Fund
Institutional Class | JSIGX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Jacob Small Cap Growth Fund for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$95	2.03%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$8,912,208
Number of Holdings	34
Net Advisory Fee	$0
Portfolio Turnover	47%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(%)
Harrow, Inc.	6.6%
Celcuity, Inc.	6.0%
Porch Group, Inc.	5.7%
Alphatec Holdings, Inc.	5.3%
MongoDB, Inc.	5.2%
Omeros Corp.	5.1%
DraftKings, Inc.	4.9%
OptimizeRx Corp.	4.1%
Heron Therapeutics, Inc.	4.0%
Beam Therapeutics, Inc.	3.9%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jacobam.com/resources/reports/index.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jacob Asset Management documents not be householded, please contact Jacob Asset Management at 1-424-237-2164, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jacob Asset Management or your financial intermediary.
Jacob Small Cap Growth Fund	PAGE 1	TSR-SAR-469785505

Jacob Discovery Fund
Investor Class | JMCGX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Jacob Discovery Fund for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$118	2.30%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$16,366,582
Number of Holdings	49
Net Advisory Fee	$44,591
Portfolio Turnover	30%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(%)
Celcuity, Inc.	8.3%
First American Government Obligations Fund**	5.7%
Omeros Corp.	4.9%
Cantaloupe, Inc.	4.0%
Western Copper & Gold Corp.	4.0%
Harrow, Inc.	3.7%
Porch Group, Inc.	3.7%
DiaMedica Therapeutics, Inc.	3.4%
Powerfleet, Inc.	3.4%
Usio, Inc.	3.4%
Sector Breakdown (% of net assets)
**	The percentage reflected does not include the collateral received for securities on loan.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jacobam.com/resources/reports/index.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jacob Asset Management documents not be householded, please contact Jacob Asset Management at 1-424-237-2164, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jacob Asset Management or your financial intermediary.
Jacob Discovery Fund	PAGE 1	TSR-SAR-469785406

Jacob Discovery Fund
Institutional Class | JMIGX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Jacob Discovery Fund for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$103	2.00%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$16,366,582
Number of Holdings	49
Net Advisory Fee	$44,591
Portfolio Turnover	30%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(%)
Celcuity, Inc.	8.3%
First American Government Obligations Fund**	5.7%
Omeros Corp.	4.9%
Cantaloupe, Inc.	4.0%
Western Copper & Gold Corp.	4.0%
Harrow, Inc.	3.7%
Porch Group, Inc.	3.7%
DiaMedica Therapeutics, Inc.	3.4%
Powerfleet, Inc.	3.4%
Usio, Inc.	3.4%
Sector Breakdown (% of net assets)
**	The percentage reflected does not include the collateral received for securities on loan.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jacobam.com/resources/reports/index.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jacob Asset Management documents not be householded, please contact Jacob Asset Management at 1-424-237-2164, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jacob Asset Management or your financial intermediary.
Jacob Discovery Fund	PAGE 1	TSR-SAR-469785307

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Jacob Funds
Jacob Internet Fund
Jacob Small Cap Growth Fund
Jacob Discovery Fund
Financial Statements
February 28, 2026
(Unaudited)

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.2%
Arrangement of Transportation of Freight & Cargo - 2.7%
Freightos Ltd.(a)	804,957	$1,062,543
Business Services - 17.7%
Coinbase Global, Inc. - Class A(a)	11,800	2,075,030
comScore, Inc.(a)	220,750	1,503,308
Grab Holdings Ltd. - Class A(a)	216,000	911,520
OptimizeRx Corp.(a)	237,102	1,797,233
Zhihu, Inc. - ADR(a)	245,000	813,400
		7,100,491
Catalog & Mail-Order Houses - 1.4%
Bed Bath & Beyond, Inc.(a)	108,000	575,640
Communications Equipment - 4.1%
Powerfleet, Inc.(a)	455,918	1,627,627
Computer Peripheral Equipment - 1.9%
Identiv, Inc.(a)	235,726	742,537
Computer Processing & Data Preparation - 10.8%
Doximity, Inc. - Class A(a)	61,300	1,503,689
Nextdoor Holdings, Inc.(a)	603,100	1,055,425
Reddit, Inc. - Class A(a)	6,000	874,860
ReposiTrak, Inc.(b)	104,000	904,800
		4,338,774
Computer Programming, Data Processing, Etc. - 15.7%
Braze, Inc. - Class A(a)	90,400	1,716,696
Cloudflare, Inc. - Class A(a)	7,300	1,256,987
MongoDB, Inc.(a)	7,077	2,324,582
Snap, Inc. - Class A(a)	193,100	1,006,051
		6,304,316
Finance Services - 9.5%
Block, Inc.(a)	25,000	1,592,500
Circle Internet Group, Inc.(a)	16,500	1,376,760
NU Holdings Ltd. - Class A(a)	18,000	269,640
SoFi Technologies, Inc.(a)	31,000	550,560
		3,789,460
Miscellaneous Amusement & Recreation - 6.3%
DraftKings, Inc. - Class A(a)	89,400	2,131,296
Inspired Entertainment, Inc.(a)	48,843	398,559
		2,529,855
Miscellaneous Plastics Products - 1.4%
Lightwave Logic, Inc.(a)	130,000	573,300
Mortgage Bankers & Loan Correspondents - 3.0%
Rocket Cos., Inc. - Class A	65,700	1,195,083

	Shares	Value
Patent Owners & Lessors - 1.1%
Immersion Corp.	73,111	$446,708
Personal Services - 3.2%
WM Technology, Inc.(a)	1,934,662	1,293,322
Prepackaged Software - 8.2%
Crowdstrike Holdings, Inc. - Class A(a)	1,000	371,980
Robinhood Markets, Inc. - Class A(a)	18,000	1,365,300
Snowflake, Inc.(a)	9,200	1,549,372
		3,286,652
Real Estate - 10.5%
Porch Group, Inc.(a)	303,300	2,490,093
Zillow Group, Inc. - Class C(a)	38,375	1,712,292
		4,202,385
Semiconductors & Related Devices - 2.7%
Atomera, Inc.(a)(b)	100,000	504,000
Impinj, Inc.(a)	4,820	591,221
		1,095,221
TOTAL COMMON STOCKS (Cost $42,410,187)		40,163,914
	Contracts
WARRANTS - 0.0%(c)
Catalog & Mail-Order Houses - 0.0%(c)
Bed Bath & Beyond, Inc., Expires 10/07/2026, Exercise Price $15.50(a)	8,700	6,700
TOTAL WARRANTS (Cost $0)		6,700
	Shares
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.4%
First American Government Obligations Fund - Class X, 3.60%(d)	1,351,655	1,351,655
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,351,655)		1,351,655
TOTAL INVESTMENTS - 103.6% (Cost $43,761,842)		$41,522,269
Liabilities in Excess of Other Assets - (3.6)%		(1,432,963)
TOTAL NET ASSETS - 100.0%		$40,089,306

The accompanying notes are an integral part of these financial statements.

1

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $1,258,122.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

2

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Biological Products (No Diagnostic Substances) - 8.1%
Beam Therapeutics, Inc.(a)	12,200	$347,212
CRISPR Therapeutics AG(a)	4,100	246,574
Krystal Biotech, Inc.(a)	480	132,307
		726,093
Business Services - 8.0%
Grab Holdings Ltd. - Class A(a)	45,000	189,900
OptimizeRx Corp.(a)	47,935	363,347
Zhihu, Inc. - ADR(a)	48,000	159,360
		712,607
Catalog & Mail-Order Houses - 1.3%
Bed Bath & Beyond, Inc.(a)	21,000	111,930
Communications Equipment - 3.5%
Powerfleet, Inc.(a)	88,500	315,945
Computer Peripheral Equipment - 1.5%
Identiv, Inc.(a)	43,800	137,970
Computer Processing & Data Preparation - 5.7%
Doximity, Inc. - Class A(a)	12,100	296,813
Nextdoor Holdings, Inc.(a)	120,400	210,700
		507,513
Computer Programming, Data Processing, Etc. - 11.2%
Braze, Inc. - Class A(a)	17,900	339,921
MongoDB, Inc.(a)	1,400	459,858
Snap, Inc. - Class A(a)	38,800	202,148
		1,001,927
Finance Services - 3.1%
Circle Internet Group, Inc.(a)	3,300	275,352
Industrial Organic Chemicals - 1.7%
Codexis, Inc.(a)	153,046	154,576
Medical Laboratories - 7.0%
CareDx, Inc.(a)	4,617	86,615
Celcuity, Inc.(a)	4,800	536,208
		622,823
Miscellaneous Amusement & Recreation - 4.9%
DraftKings, Inc. - Class A(a)	18,200	433,888
Patent Owners & Lessors - 0.5%
Immersion Corp.	6,791	41,493
Personal Services - 3.1%
WM Technology, Inc.(a)	412,581	275,810

	Shares	Value
Pharmaceutical Preparations - 22.6%
Cartesian Therapeutics, Inc.(a)	18,000	$136,620
DiaMedica Therapeutics, Inc.(a)	22,000	174,900
Esperion Therapeutics, Inc.(a)(b)	47,000	157,450
Harrow, Inc.(a)	10,914	591,321
Heron Therapeutics, Inc.(a)(b)	297,097	353,545
Ideaya Biosciences, Inc.(a)	4,449	143,258
Omeros Corp.(a)(b)	38,000	457,900
		2,014,994
Real Estate - 9.6%
Porch Group, Inc.(a)	62,389	512,214
Zillow Group, Inc. - Class C(a)	7,600	339,112
		851,326
Semiconductors & Related Devices - 1.4%
Impinj, Inc.(a)	1,004	123,151
Surgical & Medical Instruments & Apparatus - 6.7%
Alphatec Holdings, Inc.(a)	34,663	472,110
Tela Bio, Inc.(a)	147,000	127,611
		599,721
TOTAL COMMON STOCKS (Cost $8,804,951)		8,907,119
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.6%
First American Government Obligations Fund - Class X, 3.60%(c)	676,821	676,821
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $676,821)		676,821
TOTAL INVESTMENTS - 107.5% (Cost $9,481,772)		$9,583,940
Liabilities in Excess of Other Assets - (7.5)%		(671,732)
TOTAL NET ASSETS - 100.0%		$8,912,208

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $668,705.
(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

3

JACOB DISCOVERY FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.2%
Advertising - 2.2%
IZEA Worldwide, Inc.(a)	98,650	$357,113
Allied to Motion Picture Distribution - 1.3%
Blue Ant Media Corp.(a)	45,259	215,337
Arrangement of Transportation of Freight & Cargo - 1.9%
Freightos Ltd.(a)	236,000	311,520
Biological Products (No Diagnostic Substances) - 3.5%
Cabaletta Bio, Inc.(a)	55,000	182,600
Precision BioSciences, Inc.(a)	47,089	197,774
Prime Medicine, Inc.(a)	40,000	184,800
		565,174
Business Services - 7.9%
comScore, Inc.(a)	61,805	420,892
OptimizeRx Corp.(a)	60,154	455,968
Zhihu, Inc. - ADR(a)	127,366	422,855
		1,299,715
Calculating & Accounting Machines (No Electronic Computers) - 4.0%
Cantaloupe, Inc.(a)	63,325	661,113
Catalog & Mail-Order Houses - 1.2%
Bed Bath & Beyond, Inc.(a)	37,000	197,210
Communications Equipment - 3.4%
Powerfleet, Inc.(a)	156,121	557,352
Computer Peripheral Equipment - 1.7%
Identiv, Inc.(a)	85,555	269,498
Computer Processing & Data Preparation - 3.9%
DouYu International Holdings Ltd. - ADR(a)	17,000	89,760
HUYA, Inc. - ADR(b)	16,000	59,680
Nextdoor Holdings, Inc.(a)	106,000	185,500
ReposiTrak, Inc.(b)	34,512	300,254
		635,194
Consumer Credit Reporting, Collection Agencies - 1.0%
CreditRiskMonitor.com, Inc.(a)	66,200	156,232
Functions Related to Depository Banking - 3.4%
Usio, Inc.(a)	410,100	553,635
Gold and Silver Ores - 3.1%
Solitario Resources Corp.(a)	661,306	513,835

	Shares	Value
Help Supply Services - 2.4%
Star Equity Holdings, Inc.(a)	39,235	$391,565
Industrial Organic Chemicals - 0.8%
Codexis, Inc.(a)	136,875	138,244
Medical Laboratories - 9.5%
CareDx, Inc.(a)	10,800	202,608
Celcuity, Inc.(a)	12,109	1,352,696
		1,555,304
Metal Mining - 4.0%
Western Copper & Gold Corp.(a)	189,950	657,227
Mining & Quarrying of Nonmetallic Mineral (No Fuels) - 1.6%
Azimut Exploration, Inc.(a)	442,480	267,789
Miscellaneous Amusement & Recreation - 1.1%
Inspired Entertainment, Inc.(a)	21,836	178,182
Miscellaneous Plastics Products - 1.6%
Lightwave Logic, Inc.(a)	60,000	264,600
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.6%
Inogen, Inc.(a)	42,000	256,200
Patent Owners & Lessors - 2.2%
Immersion Corp.	58,182	355,492
Personal Services - 2.3%
WM Technology, Inc.(a)	561,788	375,555
Pharmaceutical Preparations - 17.5%
Arcturus Therapeutics Holdings, Inc.(a)	11,370	93,575
Cartesian Therapeutics, Inc.(a)	16,500	125,235
DiaMedica Therapeutics, Inc.(a)(b)	70,730	562,304
Esperion Therapeutics, Inc.(a)(b)	49,000	164,150
Harrow, Inc.(a)	11,247	609,362
Heron Therapeutics, Inc.(a)	201,960	240,332
Ideaya Biosciences, Inc.(a)	8,335	268,387
Omeros Corp.(a)(b)	66,200	797,710
		2,861,055
Radio & TV Broadcasting & Communications Equipment - 0.7%
Energous Corp.(a)(b)	10,000	118,200
Real Estate - 3.7%
Porch Group, Inc.(a)	73,550	603,846
Semiconductors & Related Devices - 1.2%
Atomera, Inc.(a)(b)	40,000	201,600

The accompanying notes are an integral part of these financial statements.

4

JACOB DISCOVERY FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Surgical & Medical Instruments & Apparatus - 5.5%
Alphatec Holdings, Inc.(a)	28,200	$384,084
Cerus Corp.(a)	163,000	417,280
Tela Bio, Inc.(a)	119,775	103,977
		905,341
TOTAL COMMON STOCKS (Cost $16,274,626)		15,423,128
PREFERRED STOCKS - 0.1%
Advertising Agencies - 0.1%
SRAX, Inc., 0.00%(c)	368,541	8,808
TOTAL PREFERRED STOCKS (Cost $18,017)		8,808
	Contracts
WARRANTS - 0.0%(d)
Catalog & Mail-Order Houses - 0.0%(d)
Bed Bath & Beyond, Inc., Expires 10/07/2026, Exercise Price $15.50(a)	2,300	1,772
TOTAL WARRANTS (Cost $0)		1,772
	Shares
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.1%
First American Government Obligations Fund - Class X, 3.60%(e)	1,980,700	1,980,700
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,980,700)		1,980,700
MONEY MARKET FUNDS - 5.7%
First American Government Obligations Fund - Class X, 3.60%(e)	937,363	937,363
TOTAL MONEY MARKET FUNDS (Cost $937,363)		937,363
TOTAL INVESTMENTS - 112.1% (Cost $19,210,706)		$18,351,771
Liabilities in Excess of Other Assets - (12.1)%		(1,985,189)
TOTAL NET ASSETS - 100.0%		$16,366,582

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $1,901,374.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $8,808 or 0.1% of net assets as of February 28, 2026.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

5

JACOB FUNDS INC.
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2026 (Unaudited)

	Jacob Internet Fund	Jacob Small Cap Growth Fund	Jacob Discovery Fund
ASSETS:
Investments, at value	$41,522,269	$9,583,940	$18,351,771
Receivable from Adviser	319,743	44,764	126,381
Receivable for investments sold	432,066	35,038	117,303
Dividends receivable	65	52	4,432
Security lending income receivable	1,431	384	1,130
Receivable for fund shares sold	351	9,622	178
Prepaid expenses and other assets	13,483	22,129	24,377
Total assets	42,289,408	9,695,929	18,625,572
LIABILITIES:
Payable upon return of securities loaned	1,351,655	676,821	1,980,700
Payable for distribution and shareholder servicing fees	374,987	45,533	133,134
Payable for investments purchased	368,764	13,512	110,098
Payable for capital shares redeemed	3,670	3,271	21
Payable to custodian	21,713	14,457	—
Payable for expenses and other liabilities	79,313	30,127	35,037
Total liabilities	2,200,102	783,721	2,258,990
NET ASSETS	$40,089,306	$8,912,208	$16,366,582
Net Assets Consists of:
Paid-in capital	$45,632,567	$8,547,562	$40,781,652
Total distributable earnings/(accumulated losses)	(5,543,261)	364,646	(24,415,070)
Total net assets	$40,089,306	$8,912,208	$16,366,582
Institutional Class
Net assets	$—	$4,984,339	$9,432,836
Shares issued and outstanding(a)	—	199,822	283,334
Net asset value per share	$—	$24.94	$33.29
Investor Class
Net assets	$40,089,306	$3,927,869	$6,933,746
Shares issued and outstanding(a)	7,903,604	164,722	233,031
Net asset value per share	$5.07	$23.85	$29.75
Cost:
Investments, at cost	$43,761,842	$9,481,772	$19,210,706
at value (included in investments)	$1,258,122	$668,705	$1,901,374

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

6

JACOB FUNDS INC.
STATEMENTS OF OPERATIONS
For the Period Ended February 28, 2026 (Unaudited)

	Jacob Internet Fund	Jacob Small Cap Growth Fund	Jacob Discovery Fund
INVESTMENT INCOME:
Dividend income	$27,621	$6,965	$23,789
Less: issuance fees	—	—	(240)
Securities lending income	28,786	3,407	8,270
Other income	—	5	—
Total investment income	56,407	10,377	31,819
EXPENSES:
Investment advisory fee	344,364	45,461	93,904
Fund administration and accounting fees	63,586	46,098	43,738
Transfer agent fees	60,079	23,277	27,655
Federal and state registration fees	14,926	17,962	16,805
Legal fees	31,008	6,215	12,010
Distribution expenses - Investor Class	20,662	5,768	9,270
Trustees’ fees	30,401	6,116	9,062
Audit fees	7,984	7,984	7,981
Reports to shareholders	12,923	2,492	4,010
Custodian fees	3,443	3,270	3,345
Shareholder service costs - Investor Class	48,211	—	—
Other expenses and fees	10,023	2,627	3,394
Total expenses	647,610	167,270	231,174
Expense reimbursement by Adviser	—	(45,461)	(49,313)
Net expenses	647,610	121,809	181,861
Net investment loss	(591,203)	(111,432)	(150,042)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	469,659	1,947,823	1,344,773
Foreign currency translation	—	—	(28)
Net realized gain (loss)	469,659	1,947,823	1,344,745
Net change in unrealized appreciation (depreciation) on:
Investments	(18,368,912)	(2,963,948)	(27,102)
Net change in unrealized appreciation (depreciation)	(18,368,912)	(2,963,948)	(27,102)
Net realized and unrealized gain (loss)	(17,899,253)	(1,016,125)	1,317,643
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(18,490,456)	$(1,127,557)	$1,167,601

The accompanying notes are an integral part of these financial statements.

7

JACOB INTERNET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
OPERATIONS:
Net investment income (loss)	$(591,203)	$(763,899)
Net realized gain (loss)	469,659	11,640,542
Net change in unrealized appreciation (depreciation)	(18,368,912)	13,661,741
Net increase (decrease) in net assets from operations	(18,490,456)	24,538,384
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Investor Class	(1,290,848)	—
Total distributions to shareholders	(1,290,848)	—
CAPITAL TRANSACTIONS:
Shares sold - Investor Class	1,459,742	10,795,538
Shares issued from reinvestment of distributions - Investor Class	1,237,879	—
Shares redeemed - Investor Class	(7,262,359)	(15,489,840)
Redemption fees - Investor Class	12,678	62,729
Net increase (decrease) in net assets from capital transactions	(4,552,060)	(4,631,573)
Net increase (decrease) in net assets	(24,333,364)	19,906,811
NET ASSETS:
Beginning of the period	64,422,670	44,515,859
End of the period	$40,089,306	$64,422,670
SHARES TRANSACTIONS
Shares sold - Investor Class	208,073	1,762,930
Shares issued from reinvestment of distributions - Investor Class	183,390	—
Shares redeemed - Investor Class	(1,041,252)	(2,717,474)
Total increase (decrease) in shares outstanding	(649,789)	(954,544)

The accompanying notes are an integral part of these financial statements.

8

JACOB SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
OPERATIONS:
Net investment income (loss)	$(111,432)	$(191,203)
Net realized gain (loss)	1,947,823	780,280
Net change in unrealized appreciation (depreciation)	(2,963,948)	2,406,428
Net increase (decrease) in net assets from operations	(1,127,557)	2,995,505
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	1,614,473	651,559
Shares redeemed - Institutional Class	(2,124,950)	(586,535)
Redemption fees - Institutional Class	3,242	1,982
Shares sold - Investor Class	2,152,547	704,669
Shares redeemed - Investor Class	(1,679,183)	(702,346)
Redemption fees - Investor Class	2,193	1,282
Net increase (decrease) in net assets from capital transactions	(31,678)	70,611
Net increase (decrease) in net assets	(1,159,235)	3,066,116
NET ASSETS:
Beginning of the period	10,071,443	7,005,327
End of the period	$8,912,208	$10,071,443
SHARES TRANSACTIONS
Shares sold - Institutional Class	55,445	28,520
Shares redeemed - Institutional Class	(72,694)	(28,702)
Shares sold - Investor Class	77,369	30,531
Shares redeemed - Investor Class	(60,905)	(33,150)
Total increase (decrease) in shares outstanding	(785)	(2,801)

The accompanying notes are an integral part of these financial statements.

9

JACOB DISCOVERY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
OPERATIONS:
Net investment income (loss)	$(150,042)	$(15,061)
Net realized gain (loss)	1,344,745	(560,845)
Net change in unrealized appreciation (depreciation)	(27,102)	4,006,509
Net increase (decrease) in net assets from operations	1,167,601	3,430,603
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(50,195)	—
From earnings - Investor Class	(32,188)	—
Total distributions to shareholders	(82,383)	—
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	598,151	482,670
Shares issued from reinvestment of distributions - Institutional Class	48,872	—
Shares redeemed - Institutional Class	(1,074,972)	(1,449,007)
Redemption fees - Institutional Class	1,103	15
Shares sold - Investor Class	710,422	406,364
Shares issued from reinvestment of distributions - Investor Class	28,996	—
Shares redeemed - Investor Class	(1,200,685)	(2,362,368)
Redemption fees - Investor Class	840	12
Net increase (decrease) in net assets from capital transactions	(887,273)	(2,922,314)
Net increase (decrease) in net assets	197,945	508,289
NET ASSETS:
Beginning of the period	16,168,637	15,660,348
End of the period	$16,366,582	$16,168,637
SHARES TRANSACTIONS
Shares sold - Institutional Class	17,146	17,507
Shares issued from reinvestment of distributions - Institutional Class	1,371	—
Shares redeemed - Institutional Class	(32,609)	(58,719)
Shares sold - Investor Class	23,964	16,212
Shares issued from reinvestment of distributions - Investor Class	910	—
Shares redeemed - Investor Class	(39,401)	(102,566)
Total increase (decrease) in shares outstanding	(28,619)	(127,566)

The accompanying notes are an integral part of these financial statements.

10

JACOB INTERNET FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$7.53	$4.68	$4.30	$4.84	$10.63	$7.18
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.07)	(0.08)	(0.09)	(0.09)	(0.16)	(0.19)
Net realized and unrealized gain (loss) on investments(b)	(2.23)	2.92	0.47	(0.45)	(5.34)	4.81
Total from investment operations	(2.30)	2.84	0.38	(0.54)	(5.50)	4.62
Net realized gains	(0.16)	—	—	—	(0.29)	(1.19)
Total distributions	(0.16)	—	—	—	—	—
Redemption fee per share	0.00(c)	0.01	0.00(c)	0.00(c)	0.00(c)	0.02
Net asset value, end of period	$5.07	$7.53	$4.68	$4.30	$4.84	$10.63
Total return(d)	−31.07%	60.90%	8.84%	−11.16%	−53.13%	71.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$40,089	$64,423	$44,516	$49,535	$63,096	$170,119
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	2.35%	2.39%	2.58%	2.54%	2.12%	2.03%
After expense reimbursement/ recoupment(e)	2.35%	2.38%	2.48%	2.44%	2.02%	1.93%
Ratio of net investment income (loss) to average net assets(e)	(2.15)%	(1.45)%	(1.88)%	(2.08)%	(2.01)%	(1.88)%
Portfolio turnover rate(d)	30%	58%	42%	45%	42%	44%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

11

JACOB SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$28.05	$19.35	$16.71	$17.29	$43.52	$30.80
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.26)	(0.52)	(0.46)	(0.41)	(0.52)	(0.68)
Net realized and unrealized gain (loss) on investments(b)	(2.86)	9.21	3.10	(0.17)	(20.09)	18.37
Total from investment operations	(3.12)	8.69	2.64	(0.58)	(20.61)	17.69
Net realized gains	—	—	—	—	(5.62)	(5.02)
Total distributions	—	—	—	—	(5.62)	(5.02)
Redemption fee per share	0.01	0.01	0.00(c)	0.00(c)	0.00(c)	0.05
Net asset value, end of period	$24.94	$28.05	$19.35	$16.71	$17.29	$43.52
Total return(d)	−11.09%	44.96%	15.80%	−3.35%	−53.74%	62.04%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,984	$6,090	$4,204	$4,261	$5,057	$12,782
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	2.83%	3.76%	3.92%	3.63%	2.46%	1.84%
After expense reimbursement/ recoupment(e)	2.03%	2.96%	3.12%	2.83%	1.95%	1.74%
Ratio of net investment income (loss) to average net assets(e)	(1.85)%	(2.43)%	(2.65)%	(2.43)%	(1.86)%	(1.70)%
Portfolio turnover rate(d)	47%	58%	54%	64%	45%	71%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

12

JACOB SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$26.86	$18.57	$16.08	$16.68	$42.33	$30.14
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.29)	(0.55)	(0.48)	(0.44)	(0.61)	(0.76)
Net realized and unrealized gain (loss) on investments(b)	(2.73)	8.83	2.97	(0.16)	(19.42)	17.92
Total from investment operations	(3.02)	8.28	2.49	(0.60)	(20.03)	17.16
Net realized gains	—	—	—	—	(5.62)	(5.02)
Total distributions	—	—	—	—	(5.62)	(5.02)
Redemption fee per share	0.01	0.01	0.00(c)	0.00(c)	0.00(c)	0.05
Net asset value, end of period	$23.85	$26.86	$18.57	$16.08	$16.68	$42.33
Total return(d)	−11.21%	44.64%	15.49%	−3.60%	−53.90%	61.60%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,928	$3,982	$2,802	$2,987	$3,488	$17,384
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	3.10%	4.02%	4.26%	3.88%	2.70%	2.07%
After expense reimbursement/ recoupment(e)	2.30%	3.22%	3.36%	3.08%	2.25%	1.93%
Ratio of net investment income (loss) to average net assets(e)	(2.12)%	(2.68)%	(2.88)%	(2.67)%	(2.17)%	(1.89)%
Portfolio turnover rate(d)	47%	58%	64%	64%	45%	71%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

13

JACOB DISCOVERY FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$31.16	$24.54	$23.06	$24.48	$45.90	$27.00
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.27)	(0.00)(b)	(0.16)	(0.40)	(0.61)	(0.65)
Net realized and unrealized gain (loss) on investments(c)	2.58	6.62	1.64	(1.02)	(19.91)	21.69
Total from investment operations	2.31	6.62	1.48	(1.42)	(20.52)	21.04
Net investment income	(0.18)	—	—	—	(0.18)	—
Net realized gains	—	—	—	—	(0.73)	(2.24)
Total distributions	(0.18)	—	—	—	(0.91)	(2.24)
Redemption fee per share	0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.01	0.10
Net asset value, end of period	$33.29	$31.16	$24.54	$23.06	$24.48	$45.90
Total return(d)	7.36%	26.98%	6.42%	−5.80%	−45.51%	82.06%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$9,433	$9,269	$8,310	$10,013	$13,274	$30,536
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	2.60%	2.89%	2.68%	2.30%	1.80%	1.74%
After expense reimbursement/ recoupment(e)	2.00%	2.00%	2.00%	2.00%	1.80%	1.67%
Ratio of net investment income (loss) to average net assets(e)	(1.63)%	0.01%	(0.71)%	(1.67)%	(1.80)%	(1.59)%
Portfolio turnover rate(d)	30%	26%	20%	16%	23%	32%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Amount represents less than $0.005 per share.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

14

JACOB DISCOVERY FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$27.87	$22.01	$20.75	$22.09	$41.51	$24.65
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.29)	(0.06)	(0.24)	(0.43)	(0.64)	(0.69)
Net realized and unrealized gain (loss) on investments(b)	2.30	5.92	1.50	(0.91)	(17.99)	19.66
Total from investment operations	2.01	5.86	1.26	(1.34)	(18.63)	18.97
Net investment income	(0.13)	—	—	—	(0.07)	—
Net realized gains	—	—	—	—	(0.73)	(2.24)
Total distributions	(0.13)	—	—	—	(0.80)	(2.24)
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.01	0.13
Net asset value, end of period	$29.75	$27.87	$22.01	$20.75	$22.09	$41.51
Total return(d)	7.18%	26.62%	6.07%	−6.07%	−45.66%	81.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,934	$6,900	$7,350	$12,270	$21,897	$81,297
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	2.85%	3.14%	3.03%	2.54%	2.11%	1.97%
After expense reimbursement/ recoupment(e)	2.30%	2.30%	2.30%	2.30%	2.01%	1.85%
Ratio of net investment income (loss) to average net assets(e)	(1.93)%	(0.24)%	(1.17)%	(1.98)%	(2.01)%	(1.74)%
Portfolio turnover rate(d)	30%	26%	20%	16%	23%	32%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

15

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)
NOTE 1 – DESCRIPTION OF ORGANIZATION
Jacob Funds Inc. (the “Corporation”) was organized as a Maryland corporation on July 13, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The Corporation currently consists of three “diversified” series, the Jacob Internet Fund (the “Internet Fund”), the Jacob Small Cap Growth Fund (the “Small Cap Growth Fund”) and the Jacob Discovery Fund (the “Discovery Fund”). each a “Fund”, collectively the “Funds”, and the authorized capital stock of the Corporation consists of twenty billion shares of stock having a par value of one-tenth of one cent ($0.001) per share. The primary investment objective of the Internet Fund is long-term growth of capital with current income as a secondary objective. The primary investment objective of each of the Small Cap Growth Fund and Discovery Fund is long-term growth of capital.
The Investor Class shares of the Internet Fund commenced operations on December 14, 1999. The Small Cap Growth Fund commenced operations on February 1, 2010 when it acquired the assets and liabilities of the Rockland Small Cap Growth Fund series of Rockland Funds Trust in a reorganization transaction (the Small Cap Growth Fund is the successor fund to the Rockland Small Cap Growth Fund). The Small Cap Growth Fund acquired the Class I and Class R shares of the Jacob Small Cap Growth Fund II (formerly, PineBridge US Small Cap Growth Fund) series of Jacob Funds II (formerly, the PineBridge Mutual Funds) (the “Predecessor Small Cap Growth Fund”) on November 12, 2012. The Small Cap Growth Fund acquired the Investor Class shares of the Jacob Wisdom Fund series of the Corporation on August 26, 2016. Effective December 31, 2020, the name of the Jacob Micro Cap Growth Fund was changed to the Jacob Discovery Fund. The Discovery Fund commenced operations on November 12, 2012 when it acquired the assets and liabilities of the Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund) series of Jacob Funds II (the “Predecessor Micro Cap Growth Fund”) in a reorganization transaction (the Discovery Fund is the successor fund to the Predecessor Micro Cap Growth Fund).
The Small Cap Growth Fund and Discovery Fund currently offer Investor Class and Institutional Class shares. The Internet Fund currently offers one class of shares. Each share of each class of a Fund represents an equal pro rata interest in such Fund and provides the shareholder the same voting, dividend, and other rights, except that shareholders of each class of a Fund have exclusive voting rights regarding any matter relating solely to that particular class.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and follow accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.
(a)
Investment Valuation. Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last.

The Funds adhere to fair valuation accounting standards which provide an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that

16

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
“observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.
Summary of Fair Value Exposure
Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Internet Fund’s investments as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$40,163,914	$—	$—	$40,163,914
Warrants	6,700	—	—	6,700
Investments Purchased with Proceeds from Securities Lending	1,351,655	—	—	1,351,655
Total Investments	$41,522,269	$—	$—	$41,522,269

The following is a summary of the inputs used to value the Small Cap Growth Fund’s investments as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$8,907,119	$—	$—	$8,907,119
Investments Purchased with Proceeds from Securities Lending	676,821	—	—	676,821
Total Investments	$9,583,940	$—	$—	$9,583,940

17

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
The following is a summary of the inputs used to value the Discovery Fund’s investments as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$15,423,128	$—	$—	$15,423,128
Preferred Stocks	—	—	8,808	8,808
Warrants	1,772	—	—	1,772
Investments Purchased with Proceeds from Securities Lending	1,980,700	—	—	1,980,700
Money Market Funds	937,363	—	—	937,363
Total Investments	$18,342,963	$—	$8,808	$18,351,771

(a)	Certain non-U.S. dollar demoninated securities use systematic fair valuation.
The following is a reconciliation of Level 3 investments for the period from September 1, 2025 to February 28, 2026:

Preferred Stocks
Beginning Balance – Septemer 1, 2025	$8,808
Acquisitions	—
Change in unrealized appreciation (depreciation)	0
Ending Balance – February 28, 2026	$8,808
Change in unrealized appreciation/deprecation on investments still held at February 28, 2026	$0

The Discovery Fund received preferred shares of SRAX, Inc. (the “Company”) as part of a corporate action spin off from the parent security, SRAX, Inc. – common stock on September 28, 2021. The corporate action noted that the preferred shares will hold approximately $6.5 million worth of Sequire client stock, the Company’s SasS data platform. During the six months ended February 28, 2026, the Adviser determined the fair value of the preferred shares of SRAX, Inc. considering available information including the percentage of cost factor transferred to the preferred shares, underlying value of the positions, and disclosures made by the Company in its financial reporting. The preferred shares of SRAX, Inc. are non-transferrable and non-tradable.
(b)
Investment Transactions and Investment Income. Investment transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Interest income is recognized on the accrual basis.

(c)
Expenses. Expenses that are not attributable to a particular Fund are typically allocated in proportion to each Fund’s respective net assets. Expenses, other than those which are class specific, are allocated to a particular share class in proportion to each class’s respective net assets. Expenses are recorded on an accrual basis.

(d)
Foreign Currency Transactions. The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

18

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
(e)
Distributions to Shareholders. The Funds record distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and distributed annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the differences arise. The reclassifications have no effect on net assets or net asset value per share.

(f)
Federal Income Taxes. The Funds comply with provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of the Funds’ taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

The Funds follow accounting standards regarding recognition and measurement of tax positions taken on a tax return. No material uncertain tax positions existed as of August 31, 2025. As a result, the Funds have not recorded any liabilities for uncertain tax positions as of August 31, 2025. The standards require the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for examinations by taxing authorities. As of August 31, 2025, open federal tax years include the tax years ended August 31, 2022 through August 31, 2024.
(g)
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(h)
Contingencies and Commitments. The Funds indemnify the Corporation’s Officers and Directors for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Corporation generally expects the risk of loss to be remote.

(i)
Segment Reporting. Management already evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with respect to the financial statements and disclosures and determined there is no material impact for the Fund. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Principal Executive Officer and Principal Financial Officer of the Funds, who serve as the chief operating decision makers, using the information presented in the financial statements and financial highlights.

19

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
NOTE 3 – CAPITAL SHARE TRANSACTIONS
At February 28, 2026, there were twenty billion shares, $0.001 par value, authorized for the Corporation. Transactions in shares of the Internet Fund were as follows:
Investor Class

	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Shares	Amount	Shares	Amount
Sales	208,073	$1,459,742	1,762,930	$10,795,538
Reinvestments	183,390	1,237,879	—	—
Redemptions	(1,041,252)	(7,262,359)	(2,717,474)	(15,489,840)
Redemption fees	—	12,678	—	62,729
Net decrease	(649,789)	$(4,552,060)	(954,544)	$(4,631,573)
Shares Outstanding:
Beginning of year	8,553,393		9,507,937
End of year	7,903,604		8,553,393
Total increase (decrease) for the Fund		$(4,552,060)		$(4,631,573)

Transactions in shares of the Small Cap Growth Fund were as follows:
Institutional Class

	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Shares	Amount	Shares	Amount
Sales	55,445	$1,614,473	28,520	$651,559
Reinvestments	—	—	—	—
Redemptions	(72,694)	(2,124,950)	(28,702)	(586,535)
Redemption fees	—	3,242	—	1,982
Net increase (decrease)	(17,249)	$(507,235)	(182)	$67,006
Shares Outstanding:
Beginning of year	217,071		217,253
End of year	199,822		217,071

Investor Class

	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Shares	Amount	Shares	Amount
Sales	77,369	$2,152,547	30,531	$704,669
Reinvestments	—	—	—	—
Redemptions	(60,905)	(1,679,183)	(33,150)	(702,346)
Redemption fees	—	2,193	—	1,282
Net increase (decrease)	16,464	$475,557	(2,619)	$3,605
Shares Outstanding:
Beginning of year	148,258		150,877
End of year	164,722		148,258
Total decrease for the Fund		$(31,678)		$70,611

20

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
Transactions in shares of the Discovery Fund were as follows:
Institutional Class

	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Shares	Amount	Shares	Amount
Sales	17,146	$598,151	17,507	$482,670
Reinvestments	1,371	48,872	—	—
Redemptions	(32,609)	(1,074,972)	(58,719)	(1,449,007)
Redemption fees	—	1,103	—	15
Net decrease	(14,092)	$(426,846)	(41,212)	$(966,322)
Shares Outstanding:
Beginning of year	297,426		338,638
End of year	283,334		297,426

Investor Class

	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Shares	Amount	Shares	Amount
Sales	23,964	$710,422	16,212	$406,364
Reinvestments	910	28,996	—	—
Redemptions	(39,401)	(1,200,685)	(102,566)	(2,362,368)
Redemption fees	—	840	—	12
Net decrease	(14,527)	$(460,427)	(86,354)	$(1,955,992)
Shares Outstanding:
Beginning of year	247,558		333,912
End of year	233,031		247,558
Total decrease for the Fund		$(887,273)		$(2,922,314)

A 2% redemption fee is assessed on any shares of the Internet, Small Cap Growth and Discovery Funds, except those received from reinvested distributions, that are sold within 30 days following their purchase date.
From time to time, the Funds may have a concentration of shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds. The following table shows the number of shareholders owning greater than 10% of the outstanding shares in each of the Funds at February 28, 2026:

Fund	Number of shareholders owning greater than 10% of outstanding Fund shares
Internet Fund Investor Class	2
Small Cap Growth Fund Institutional Class	2
Small Cap Growth Fund Investor Class	2
Discovery Fund Institutional Class	2
Discovery Fund Investor Class	3

21

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
NOTE 4 – INVESTMENT TRANSACTIONS
During the six months ended February 28, 2026, purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Internet Fund	$16,624,064	$22,967,518
Small Cap Growth Fund	5,321,748	5,274,264
Discovery Fund	4,852,129	5,980,876

The Funds did not purchase long-term U.S. Government securities as a part of their investment strategies during the six months ended February 28, 2026.
NOTE 5 – TAX INFORMATION
At August 31, 2025, the components of accumulated earnings/(losses) on a tax basis for the Funds were as follows:

	Internet Fund	Small Cap Growth Fund	Discovery Fund
Cost of Investments	$56,010,092	$8,285,822	$19,418,733
Gross unrealized appreciation	24,378,149	4,116,713	5,910,830
Gross unrealized depreciation	(11,230,055)	(1,573,317)	(7,806,442)
Net unrealized appreciation (depreciation)	13,148,094	2,543,396	(1,895,612)
Undistributed ordinary income	1,089,948	—	82,383
Undistributed long-term capital gains	—	—	—
Total distributable earnings	1,089,948	—	82,383
Other accumulated losses	—	(880,363)	(23,690,179)
Total accumulated losses	$14,238,042	$1,663,033	$(25,503,408)

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses on wash sales and tax adjustments on Passive Foreign Investment Companies (“PFICs”). To the extent the Funds realize future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover. At August 31, 2024, the Funds had the following capital loss carryovers and capital loss utilized:

	Capital Loss Carryover		Capital Loss Utilized
	Short Term	Long Term	Short Term	Long Term
Jacob Internet Fund	$—	$—	$—	$7,908,011
Jacob Small Cap Growth Fund	—	733,211	248,674	395,566
Jacob Discovery Fund	4,538,245	19,151,934	—	—

As of the fiscal year end August 31, 2025, the Funds’ most recent fiscal year end, no Funds had deferred, on a tax basis, any post-October losses.
For the fiscal year ended August 31, 2025, the Funds’ most recent fiscal year end, the following funds deferred late year losses in the following amounts:

Internet Fund	Small Cap Growth Fund	Discovery Fund
$ —	$147,152	$ —

The Funds did not pay distributions during the fiscal years ended August 31, 2025 and August 31, 2024, respectively.

22

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
Reclassification Adjustments: GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2025, permanent differences, due to net operating losses, in book and tax accounting have been reclassified to capital and distributable earnings for the Funds as follows:

	Internet Fund	Small Cap Growth Fund	Discovery Fund
Distributable Earnings	$ —	$170,830	$(3,120)
Capital Stock	—	(170,830)	3,120

NOTE 6 – INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Corporation has entered into Investment Advisory Agreements (the “Advisory Agreements”) with Jacob Asset Management of New York LLC (the “Adviser”), with whom certain Officers and a Director of the Board are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Advisory Agreements, the Corporation compensates the Adviser for its management services based on an annual rate of 0.80% of the Small Cap Growth Fund’s average daily net assets up to $250 million and 0.70% of annual average daily net assets over $250 million.
Effective June 1, 2021, the Corporation compensates the Adviser for its management services based on an annual rate of 1.25% of the Internet Fund’s average daily net assets up to $250 million and 0.90% of annual average net assets over $250 million and 1.10% of the Discovery Fund’s average daily net assets up to $250 million and 0.80% of annual average daily net assets over $250 million.
The Adviser has contractually agreed to waive its advisory fees in an amount up to an annual rate of 0.10% of the Internet Fund’s average daily net assets to the extent the Internet Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.95% for Investor Class shares average daily net assets through at least January 5, 2026. The Adviser has the ability to recoup amounts waived for a period of thirty-six months following such fee waivers to the extent that such recoupment by the Adviser will not cause the Internet Fund to exceed any applicable expense limitation in place when the fee was waived. For the six months ended February 28, 2026, the Adviser did not waive any fees with respect to the Internet Fund.
Effective November 12, 2012 (date of reorganization of the Predecessor Small Cap Growth Fund into the Small Cap Growth Fund), the Adviser contractually agreed to waive up to 100% of its advisory fee to the extent the Small Cap Growth Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.25% and 1.95% for Investor Class and Institutional Class Shares, respectively, of each class’s average daily net assets through at least January 5, 2026. The Adviser has the ability to recoup amounts waived for a period of thirty-six months following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation in place when the fee was waived. For the six months ended February 28, 2026, fees of $45,461 were waived by the Adviser with respect to the Small Cap Growth Fund.
Effective December 29, 2016, the Adviser contractually agreed to waive up to 100% of its advisory fee to the extent the Discovery Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.30% and 2.00% for Investor Class and Institutional Class shares, respectively, of each class’s average daily net assets through at least January 5, 2026. The Adviser has the ability to recoup amounts waived for a period of thirty-six months following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation in place when the fee was waived. For the six months ended February 28, 2026, fees of $49,313 were waived by the Adviser with respect to the Discovery Fund. The amounts below are eligible for recoupment by the Adviser, however, the Adviser has not begun recouping as of February 28, 2026.

23

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
Following is a schedule of when fees may be recouped:

Internet Fund	Small Cap Growth Fund	Discovery Fund	Expiration
$ —	$31,155	$40,880	August 31, 2026
—	56,241	117,505	August 31, 2027
	60,545	123,331	August 31, 2028
	45,461	49,313	August 31, 2029
$—	$193,402	$331,029

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) and an indirect wholly owned subsidiary of U.S. Bancorp, serves as transfer agent, administrator and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds. All providers receive customary fees for services rendered.
NOTE 7 – DISTRIBUTION AND SERVICE PLAN
The Corporation, on behalf of the Internet Fund, has adopted a distribution and service plan (the “Internet Fund Plan”), pursuant to Rule 12b-1 under the 1940 Act. The Internet Fund Plan provides that the Internet Fund will compensate the Adviser 0.25% per annum of the Investor Class shares of the Internet Fund’s average daily net assets for certain expenses and costs incurred in connection with providing shareholder servicing and maintaining shareholder accounts and to compensate parties with which it has written agreements and whose clients own shares of the Internet Fund for providing servicing to their clients (“Shareholder Servicing Fee”). The Internet Fund Plan also provides for a distribution fee equal to 0.10% of the Investor Class shares of the Internet Fund’s average daily net assets on an annual basis (“Asset Based Sales Charge”). The fee is used to compensate Quasar Distributors, LLC, the Funds’ distributor (the “Distributor”), for basic distribution services, out of pocket expenses incurred in connection with activities to sell Internet Fund shares, advertising, compliance reviews, and licensing of the Adviser’s staff. The Distributor may make payments from time to time from the Asset Based Sales Charge to broker-dealers and other financial professionals whose clients are Internet Fund shareholders for providing distribution assistance and promotional support to the Internet Fund. Remaining amounts of the Asset Based Sales Charge may be used to satisfy distribution costs as directed by the Adviser. Effective September 1, 2016 through October 25, 2024 , the Board determined to reduce such fees payable under the Internet Fund Plan from 0.35% to 0.25% of the Internet Fund’s average daily net assets on an annual basis. On October 25, 2024, pursuant to an agreement between Jacob Funds Inc., on behalf of the Internet Fund, the Board approved an amended and restated Internet Fund Plan to reduce the Internet Fund’s Plan related expenses from 0.35% to 0.25% of average daily net assets on an annual basis. The Internet Fund incurred $68,873 in expenses pursuant to the Internet Fund Plan for the six months ended February 28, 2026.
The Corporation, on behalf of the Small Cap Growth Fund and Discovery Fund, has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1 provides that an investment company that bears any direct or indirect expense of distributing its shares must do so only in accordance with the Plan as permitted by Rule 12b-1. Pursuant to the Plan, the Small Cap Growth Fund and Discovery Fund make payments to the Distributor, the Adviser, financial intermediaries or others to reimburse such parties for distribution and/or shareholder servicing activity in an amount not to exceed 0.35% of the average daily net assets of the Investor Class shares of the Small Cap Growth and Discovery Funds on an annual basis. Effective September 1, 2016 through October 25, 2024, the Board determined to reduce such fees payable under the Plan from 0.35% to 0.25% of the average daily net assets of the Investor Class shares of the Small Cap Growth and Discovery Funds. On October 25, 2024, pursuant to an agreement between Jacob Funds Inc., on behalf of the Small Cap and Discovery Fund, the Board approved an amended and restated Plan, which reduced Plan-related expenses from 0.35% to 0.25% of average daily net assets on an annual basis. The distribution fees are “asset based” sales charges and, therefore, long-term shareholders may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority (FINRA). The Small Cap Growth Fund incurred $5,768 and the Discovery Fund incurred $9,270 in expenses pursuant to the Plan for the six months ended February 28, 2026.

24

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
NOTE 8 – INDUSTRY CONCENTRATION RISK
Internet and Internet-Related Industries Risk: The Internet Fund invests a significant portion of its assets in Internet and Internet-related industries and thus the value of the Fund’s shares may be susceptible to factors affecting such industries, including factors affecting the computer/Internet technology area generally, and may be susceptible to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular area or industry. Companies in Internet and Internet-related industries face special risks associated with the rapidly changing field of computer/Internet technology. For example, their products or services may not prove commercially successful or may become obsolete quickly. The computer/Internet technology area may be subject to greater governmental regulation than many other areas and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these areas. Additionally, companies in these areas may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve. Many Internet and Internet-related companies incur large losses in the hope of capturing market share and generating future revenues, but may never be profitable.
Science and Technology Risk: The Funds’ investments in science and technology companies expose the Small Cap Growth Fund and Discovery Fund to special risks. For example, rapid advances in science and technology might cause existing products to become obsolete, and the Fund’s returns could suffer to the extent it holds an affected company’s shares. Companies in a number of science and technology industries are also subject to more government regulations and approval processes than many other industries. This fact may affect a company’s overall profitability and cause its stock price to be more volatile. Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.
NOTE 9 – SECURITIES LENDING
The Funds may lend up to 33 1/3% of the securities in its portfolios to brokers, dealers, and other financial organizations that meet capital and other credit requirements under terms of participation in a securities lending program administered by U.S. Bank N.A. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% (for loans of U.S. securities) or 105% (for loans of foreign securities) of the market value of the securities loaned. The Fund has the right under the terms of the lending agreement to recall the securities from the borrower on demand.
The borrower of any securities will pay the Funds any accrued income while the securities are on loan. The cash collateral received is invested in a money market fund which is redeemable on demand.
There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. As a result, the Funds may lose money.
The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide the Funds, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
As of February 28, 2026, the following Funds had equity securities on loan which are presented gross on the Statement of Assets and Liabilities:

	Market Value	Collateral Value
Internet Fund	$1,258,122	$1,351,655
Small Cap Growth Fund	668,705	676,821
Discovery Fund	1,901,374	1,980,700

25

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
The fees and interest income earned through the securities lending program are reflected in the Statement of Operations. The collateral value pledged from the counterparty as of the end of the reporting period exceed the value of securities out on loan.
NOTE 10 – SUBSEQUENT EVENTS
In preparing these financial statements, the Funds have evaluated events after February 28, 2026 and determined that there were no subsequent events that would require adjustment to or additional disclosure in these financial statements.

26

JACOB FUNDS INC.
APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS (Unaudited)
During the fiscal quarter ended November 30, 2025, the Board of Directors (the “Board”), including all of the Independent Directors, considered and approved the renewal of the Investment Advisory Agreements between Jacob Funds Inc. (the “Company”), on behalf of the Jacob Internet Fund (the “Internet Fund”), Jacob Small Cap Growth Fund (the “Small Cap Fund”) and Jacob Discovery Fund (the “Discovery Fund”) (each a “Fund” and, collectively, the “Funds”), and Jacob Asset Management of New York LLC (the “Adviser”) (collectively, the “Investment Advisory Agreements”) for an additional year. The Board also considered the continuation of the Fee Waiver Agreements between the Adviser and the Company, on behalf of the Internet Fund, Small Cap Fund and Discovery Fund (collectively, the “Fee Waiver Agreements”), which the Adviser offered to continue for an additional year. While the Investment Advisory Agreements for the Funds were considered at the same Board meeting, the Board dealt with each Fund separately.
In reaching its decision to renew the Investment Advisory Agreements, the Board took into account a combination of factors, such as: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) each Fund’s performance; (iii) each Fund’s fees and expenses; (iv) the costs of the services provided and the profits realized by the Adviser; (v) whether economies of scale would be realized by the Adviser with respect to each Fund as it grows larger and the extent to which this is reflected in the level of the management fee charged, specifically the Adviser’s continued monitoring of the appropriateness of existing fee breakpoints in the management fees for each Fund. The Board did not identify any single factor as all-important or controlling, and each Director may have weighed a particular piece of information or factor differently than another Director. This summary does not detail all of the matters considered by the Board.
The materials provided to, and discussed by, the Board in connection with the renewal of the Investment Advisory Agreements included, among other things and as applicable: (i) a description of the Adviser’s business, operations and qualifications; (ii) a description of personnel, including responsibilities, changes since the last renewal of the Investment Advisory Agreements (the “last renewal”) and compensation policies; (iii) a description of the advisory services provided to the Funds, including a discussion of how investment decisions are made and executed; (iv) a description of any services other than investment advice provided to the Funds by the Adviser; (v) a copy of the Adviser’s most recent Form ADV; (vi) a balance sheet and profit and loss statement for the Adviser; (vii) a description of the management fees and a peer group comparison along with a discussion of the appropriateness of the fees; (viii) a description of any issues or recommendations with respect to the Company’s compliance program since the last renewal; (ix) a description of the Company’s expenses, including expense ratios and comparative expense ratios, costs incurred by the Adviser and brokerage expenses along with projected income and loss at various levels of assets under management for the Funds; (x) a description of errors and omission insurance coverage that is currently in place; (xi) a copy of the Investment Advisory Agreements with the Adviser, which, among other things, described the services provided to the Funds and the compensation to be paid for such services; (xii) a copy of the Fee Waiver Agreements with the Adviser; (xiii) comparative industry peer group data for the Funds’ performance for various periods ended August 31, 2025 from FUSE; and (xiv) comparative industry peer group data regarding the investment advisory fees and net expense ratios of the Funds (less Rule 12b-1 fees) for the period ended August 31, 2025 from FUSE.
When considering the nature and quality of the services provided by the Adviser to the Funds, the Board reviewed: (a) the scope and depth of the Adviser’s organization; (b) the experience and expertise of the Adviser’s investment professionals that provide management services to the Funds; and (c) the Adviser’s investment advisory capabilities. The Board evaluated the Adviser’s portfolio management process and investment approach and also considered whether the Funds operated within their investment objectives and styles and each Fund’s record of compliance with its investment restrictions. The Board also considered the nature and character of non-investment management services that are provided by the Adviser, including certain administrative and compliance services. After analyzing the caliber of services provided by the Adviser to the Funds, both quantitatively and qualitatively, the Board concluded that the nature, extent and quality of services provided to the Funds were consistent with the terms of the Investment Advisory Agreements and the Funds’ operational requirements.
The Board reviewed the investment performance of each Fund. While consideration was given to performance reports and discussions at prior Board meetings, and Adviser commentary provided to the Board between Board meetings, particular attention in assessing performance was given to the comparative data furnished by FUSE for the

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JACOB FUNDS INC.
APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS (Unaudited)(Continued)
meeting in connection with the renewal of the Investment Advisory Agreements. In particular, the Board noted the performance of each Fund relative to its FUSE peer group and benchmark indices over various periods ended August 31, 2025.
With respect to the Internet Fund, the Board considered that for the Fund’s performance results for the one-year period ended August 31, 2025, the Fund’s total return ranked in the 1st percentile in both its peer group and the broader universe, significantly outperforming the median and average of its FUSE peer group as well as the NASDAQ CTA Internet Index, respectively, while it underperformed compared to the peer group and benchmark index median over the three-, five- and ten-year periods. The Independent Directors took into consideration the Adviser’s explanation for the recent overperformance of the Internet Fund, including the results of macroeconomic conditions. After further discussions with the Adviser regarding the Fund’s performance and portfolio positioning in the current market environment, the Independent Directors noted that they would continue to monitor future performance and portfolio positioning.
With respect to the Small Cap Fund, the Board considered that the Fund’s performance results were ranked in the 1st percentile of its peer group and its peer fund universe, outperforming the median of both groups and the Russell 2000 Growth Index for the one-year period ended August 31, 2025. Over the three-year period, the Fund ranked in the 17th percentile (Institutional and Investor Class), outperforming the median of the peer group, along with the benchmark. Over five- and ten-year periods, the Fund’s performance lagged, underperforming both the peer group and the benchmark. The Adviser explained that the Fund’s short-term outperformance was due to a recovery in small-cap growth stocks, while longer-term results reflected the challenges faced by micro- and small-cap companies in a restrictive economic environment. The Board acknowledged the Adviser’s focus on micro- and small-cap growth companies, which can lead to periods of underperformance when these segments are out of favor. After further discussions with the Adviser regarding the Fund’s performance and portfolio positioning in the current market environment, the Independent Directors noted that they would continue to monitor future performance and portfolio positioning.
Regarding the Discovery Fund, the Board noted that the Fund delivered exceptional 1-year performance for the period ended August 31, 2025, outperforming its FUSE peer group and the Russell Microcap Growth Index. However, longer-term results were varied, with the Fund underperforming its peer group and benchmark during the 3- and 5-year periods but showing improvement over the 10-year period, over which it outperformed the peer group and benchmark. The Adviser explained that recent outperformance was primarily due to a rebound in technology and internet stocks, and acknowledged that the Fund’s emphasis on smaller-cap growth companies may result in variable performance. Following additional discussions with the Adviser about the Fund’s performance and portfolio positioning, the Independent Directors stated they would continue to monitor the future performance and portfolio positioning.
The Board reviewed the advisory fees and overall expenses of each Fund and discussed the difference in fees and expenses compared to other funds within each Fund’s FUSE peer group. The Board discussed the allocation of expenses among the Funds and the manner in which each Fund bears its appropriate share of the expenses, and noting the relatively small size of the Small Cap Fund. The Adviser discussed the Adviser’s ongoing effort to increase economies of scale to reduce Fund expenses, and the plan to continue waiving the right to recoupment to achieve lower expense ratios for the Funds.
With respect to the advisory fees and overall expenses of the Internet Fund, the Board considered that the Internet Fund’s advisory fees and net expense ratio (excluding 12b-1 fees) for Investor Class shares were above the median and average of its FUSE peer group. The Board also considered the Fee Waiver Agreement to be continued through at least January 5, 2027. The Board discussed the competitiveness of the Fund’s advisory fees and net expense ratio (excluding 12b-1 fees) in light of the size of the Internet Fund and noted that the Internet Fund’s expenses had been subsidized by an advisory fee waiver over various periods. While noting the Internet Fund’s advisory fees and overall expenses compared to the Morningstar peer group, including percentile rankings, the Board was satisfied overall that the Adviser has taken, and is taking, actions in an effort to improve the Internet Fund’s comparative expenses.
With respect to the advisory fees and overall expenses of the Small Cap Fund, the Board considered that the Small Cap Fund’s net expense ratio (excluding 12b-1 fees) for Investor Class shares was above the median and average of its FUSE peer group, however, the Small Cap Fund’s advisory fees were below the median and average of its FUSE peer group. The Board also considered the Fee Waiver Agreement to be continued through at least January 5, 2027. The

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JACOB FUNDS INC.
APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS (Unaudited)(Continued)
Board discussed the competitiveness of the Small Cap Fund’s advisory fees and net expense ratio (excluding 12b-1 fees) in light of the size of the Small Cap Fund and noted that the Fund’s expenses were subsidized by an advisory fee waiver (where the Adviser will waive a portion of its advisory fees above certain expense levels) over a period of time during the fiscal year ended August 31, 2025. The Board was satisfied that the Adviser has taken, and is taking, actions in an effort to improve the Small Cap Fund’s comparative expenses.
With respect to the advisory fees and overall expenses of the Discovery Fund, the Board considered that the Discovery Fund’s advisory fees and net expense ratio (excluding 12b-1 fees) for Investor Class shares were above the median and average of its FUSE peer group. The Board also considered the Fee Waiver Agreement to be continued through at least January 5, 2027. The Board discussed the competitiveness of the Discovery Fund’s advisory fees and net expense ratio (excluding 12b-1 fees) in light of the size of the Discovery Fund and noted that the Discovery Fund’s expenses were subsidized by an advisory fee waiver (where the Adviser will waive a portion of its advisory fees above certain expense levels) over a period of time during the fiscal year ended August 31, 2025. The Board was satisfied that the Adviser has taken, and is taking, actions in an effort to improve the Discovery Fund’s comparative expenses.
The Board discussed the profitability, projected revenue growth and financial viability of the Adviser; other benefits received by the Adviser in connection with the management of the Funds; the extent to which there are economies of scale in the provision of advisory services; and whether the Adviser may realize additional economies of scale in the future. The Independent Directors also considered the entrepreneurial risk undertaken by the Adviser in managing and operating the Company and the Funds, and the Adviser’s commitment to the continued successful operation of the Funds.
In considering the various factors, the Board’s fiduciary duties to the Funds’ shareholders, and the body of law governing the approval of investment advisory agreements, the Independent Directors received assistance and advice from independent legal counsel and counsel to the Company.
Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative, and with each Independent Director not necessarily attributing the same weight to each factor, the Independent Directors concluded that (i) the Adviser demonstrated that it possessed the ability and intention to perform the duties required of it under the Investment Advisory Agreements; (ii) the compensation payable to the Adviser under the Investment Advisory Agreements was fair and reasonable; and (iii) the compensation and other terms of the Investment Advisory Agreements were appropriate and in the best interests of each of the Funds and its shareholders.

29

JACOB FUNDS INC.
ADDITIONAL TAX INFORMATION
February 28, 2026 (Unaudited)
For the year ended August 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%. The percentage of dividends declared from net investment income designated as qualified income is as follows:

Internet Fund	0.00%
Small Cap Growth Fund	0.00%
Discovery Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2025 is as follows:

Internet Fund	0.00%
Small Cap Growth Fund	0.00%
Discovery Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) is as follows:

Internet Fund	0.00%
Small Cap Growth Fund	0.00%
Discovery Fund	0.00%

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Service Section 852(b)(3)(C), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2025:

Internet Fund	$0.00
Small Cap Growth Fund	$0.00
Discovery Fund	$0.00

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JACOB FUNDS INC.
ADDITIONAL TAX INFORMATION
February 28, 2026 (Unaudited)(Continued)
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

31

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end management investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end management investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Jacob Funds Inc.

By (Signature and Title)	/s/ Ryan Jacob
Ryan Jacob, President/Principal Executive Officer

Date	5/1/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan Jacob
Ryan Jacob, President/Principal Executive Officer

Date	5/1/2026

By (Signature and Title)	/s/ Hayden Cook
Hayden Cook, Treasurer/Principal Financial Officer

Date	5/1/2026

* Print the name and title of each signing officer under his or her signature.